Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Annual Impairment Test of Five CGU's

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	20,060	9,794	1,836	12,296	35,648	79,634
Business acquisitions (note 3)	6,890	—	—	3,374	—	10,264
Divestiture of subsidiary	—	—	—	—	(576)	(576)
Impairment	—	(2,100)	(1,700)	(6,600)	(4,300)	(14,700)
Foreign currency translation adjustment	—	—	14	942	2,030	2,986
Net carrying amount	26,950	7,694	150	10,012	32,802	77,608

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$	$	$
Beginning balance	20,060	9,794	1,858	—	—	31,712
Business acquisition (note 3)	—	—	—	12,095	35,066	47,161
Foreign currency translation adjustment	—	—	(22)	201	582	761
Net carrying amount	20,060	9,794	1,836	12,296	35,648	79,634

Key Assumptions Used in Impairment Testing by CGU
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2020
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	14.0	14.0	16.0	16.5	17.0
Long-term growth rate of net operating cash flows*	3.0	4.0	3.0	3.0	3.0

* The long-term growth rate is based on published industry research.

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	12.4	12.4	14.2	13.6	13.6
Long-term growth rate of net operating cash flows*	3.5	3.5	3.5	3.5	3.5

* The long-term growth rate is based on published industry research.
Two key assumptions were identified that, if changed, could cause the carrying amount to exceed its recoverable amount. Varying the assumptions in the values of the recoverable amount calculation would have the following effects for the year ended March 31, 2020, assuming all other variables remain constant:

	Incremental increase in after tax WACC	Incremental decrease in long-term growth rate of net operating cash flows
	%	%
Canada	4.2	5.7